Long-term Debt and Other Financing Arrangements - Summary of Long-term Debt (Parenthetical) (Detail) In Millions, unless otherwise specified		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Feb. 29, 2012	Dec. 31, 2012 Senior secured term loan due 2017 USD ($)	Nov. 30, 2012 Senior secured term loan due 2017 USD ($)	Dec. 31, 2012 Senior debenture loan due 2016	Dec. 31, 2011 Senior debenture loan due 2016 USD ($)	Dec. 31, 2012 Senior debenture loan due 2014 USD ($)	Dec. 31, 2011 Senior debenture loan due 2014 USD ($)	Dec. 31, 2012 Senior debenture loan due 2018 USD ($)	Dec. 31, 2011 Senior debenture loan due 2018 USD ($)	Dec. 31, 2012 Senior debenture loan due 2020 USD ($)	Dec. 31, 2011 Senior debenture loan due 2020 USD ($)	Dec. 31, 2012 Private placement debenture loan due 2012 EUR (€)	Dec. 31, 2012 LIBOR based variable rate Senior secured term loan due 2013 USD ($)	Dec. 31, 2011 LIBOR based variable rate Senior secured term loan due 2013 USD ($)	Dec. 31, 2012 LIBOR based variable rate Senior secured term loan due 2016 USD ($)	Dec. 31, 2011 LIBOR based variable rate Senior secured term loan due 2016 USD ($)	Dec. 31, 2012 LIBOR based variable rate Senior secured term loan due 2017 USD ($)	Dec. 31, 2011 LIBOR based variable rate Senior secured term loan due 2017 USD ($)	Dec. 31, 2012 Euro LIBOR based variable rate Senior secured term loan due 2013 EUR (€)	Dec. 31, 2011 Euro LIBOR based variable rate Senior secured term loan due 2013 EUR (€)	Dec. 31, 2012 Euro LIBOR based variable rate Senior secured term loan due 2016 EUR (€)	Dec. 31, 2011 Euro LIBOR based variable rate Senior secured term loan due 2016 EUR (€)	Dec. 31, 2012 Euro LIBOR based variable rate Senior secured revolving credit facility due 2016 USD ($)	Dec. 31, 2012 Euro LIBOR based variable rate Private placement debenture loan due 2012	Dec. 31, 2011 Euro LIBOR based variable rate Private placement debenture loan due 2012 EUR (€)
Debt Instrument [Line Items]
Debt instrument face value		$ 500	$ 500										$ 1,610	$ 1,610	$ 2,386	$ 2,386	$ 1,222	$ 1,222	€ 227	€ 227	€ 273	€ 273	$ 635
Senior debenture face amount					$ 325	$ 215	$ 215	$ 1,080	$ 1,080	$ 800	$ 800	€ 30													€ 50
Debt instrument, variable rate		8.50%											2.21%		3.67%		2.46%		2.05%		3.62%
Debt instrument interest rate stated percentage	6.75%			11.50%		11.625%		7.75%		4.50%		6.75%
Debt instrument maturity year		2017		2016		2014		2018		2020		2012	2013		2016		2017		2013		2016		2016	2012